CONSIDERATION RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
CONSIDERATION RECEIVABLE, NET
Schedule of consideration receivables
	As of December 31,
	2012	2013
	RMB	RMB

Receivables resulting from disposals (Note 25 (a))	14,000	14,000
Due from Summitview Investment Limited (Note i)	—	67,066
Due from Taishidian Holding (Note iii)	—	66,894
Receivable resulting from disposal of Taishidian Holding (Note ii)	—	234,500
Sub-total	14,000	382,460
Less: allowance for doubtful accounts (Note ii & iii)	(200)	(191,594)
Total	13,800	190,866

(Note i) The balance represented the outstanding consideration receivable from SummitView related to the issuance of 30,801,128 Class A Ordinary Shares of the Company (see Note 15).

(Note ii) On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500, which is still subject to further negotiation and approval from the local government as of the date of issuance of the financial statements.  The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss (See Note 25.d (6).

(Note iii) Full provision was provided for amount due from Taishidian Holding of RMB 66,894 as of December 31, 2013, as a result of disposal of Taishidian Holding (see Note 25(c)). This receivable was eliminated in consolidated financial statements as of December 31, 2012.